Employee Benefit (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Employee Benefits Liabilities

	As of December 31,
	2019			2018
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,436	10,306	11,742	855	8,161	9,016
Long service leave	452	128	580	427	112	539
Total	1,888	10,434	12,322	1,282	8,273	9,555

Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets

21.	EMPLOYEE BENEFIT (continued)

21(b)Pension – Defined benefit plans (continued)

The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2019	2018	2017
	US$’000	US$’000	US$’000
Current service cost	546	419	360
Past service cost	121	—	—
Interest cost on benefit obligation	254	202	210
Net benefit cost	921	621	570

	For the year ended December 31,
Other comprehensive income	2019	2018	2017
	US$’000	US$’000	US$’000
Actuarial (gain) / loss – experience	494	396	251
Actuarial (gain) / loss – demographic assumption	18	1	184
Actuarial (gain) / loss – financial assumption	1,215	13	337
Actuarial loss	1,727	410	772

	For the year ended December 31,
Change in the defined obligation	2019	2018	2017
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	9,016	8,293	6,652
Current service cost	546	419	360
Past service cost	121	—	—
Interest cost on benefit obligation	254	202	210
Benefits paid directly by the Company	(535)	(352)	(274)
Actuarial loss in other comprehensive income	1,727	410	772
Exchange differences	613	44	573
Defined benefit obligation at December 31	11,742	9,016	8,293

Significant Assumptions Used in Determining Actuarial Present Value of Defined Benefit Obligations

The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the year ended December 31, 2019 and 2018 are as follows:

	2019	2018
	%	%
Discount rate	1.5	2.6 ~ 2.7
Rate of salary increase	5.0~6.0	5.0 ~ 6.0
Pre-retirement mortality	* Thailand TMO17 Tables	* Thailand TMO17 Tables
* TMO represented as Thailand Mortality Ordinary Tables

Maturity Profile of Defined Benefit Obligation

The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2019	2018
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,340	855
Between 2 and 5 years	2,489	2,374
Between 6 and 10 years	4,391	4,187
Beyond 10 years	16,917	17,084
Total expected payments	25,137	24,500

Weighted average duration of defined benefit obligation	9 years	10 - 11 years

Sensitivity Analysis of One-percentage Point Change in Assumed Rates

A one-percentage point change in the assumed rates would have yielded the following effects:

	2019	2018
	US$’000	US$’000
Discount rate – 1% increase	(1,003)	(777)
Discount rate – 1% decrease	1,178	908
Rate of salary increase – 1% increase	1,115	869
Rate of salary increase – 1% decrease	(973)	(762)